OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Other Long-Term Assets [Abstract]
Disclosure detailed information about other noncurrent assets

As at	December 31, 2019	December 31, 2018
Investments in equity securities	$253,540	$141,781
Warrant investments	1,605	1,209
Deposits and other	184	22,102
	$255,329	$165,092

Disclosure detailed information about changes in equity investments
Changes in the investments in equity securities for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Balance, beginning of year	$141,781	$100,109
Acquisition of investments	34,026	66,124
Disposition of investments	—	(525)
Unrealized gain (loss)	68,891	(13,316)
Foreign currency translation	8,842	(10,611)
Investments in equity securities, end of year	$253,540	$141,781

Disclosure of fair value of investments in and warrants held
The fair value of the investments and warrants held as at December 31, 2019 and December 31, 2018 are as follows:

Investments in equity securities	Shares held at December 31, 2019	Fair value as at December 31, 2018	Purchase/(sales)	Unrealized gain/(loss)	Foreign currency translation	Fair value as at December 31, 2019
Bonterra Resources Inc.	8,510,629	$8,472	$6,397	($694)	$571	$14,746
Osisko Mining Inc.	32,627,632	73,452	—	24,135	4,170	101,757
Novo Resources Corp.	29,830,268	54,249	—	30,214	3,057	87,520
Wallbridge Mining Company Ltd.	57,000,000	—	24,434	14,687	822	39,943
Other		5,608	3,195	549	222	9,574
Total		$141,781	$34,026	$68,891	$8,842	$253,540

Warrant investments	Warrants held at December 31, 2019	Valuation technique	Fair value as at December 31, 2018	Purchase/(sales)	Unrealized gain/(loss)	Foreign currency translation	Fair value as at December 31, 2019
Bonterra Resources Inc.	1,000,000	Black Scholes	$19	$356	($62)	$10	$323
Novo Resources Corp.	14,000,000	Barrier Option Pricing	1,027	—	211	44	1,282
De Grey Mining Ltd.	—	Black Scholes	163	—	(167)	4	—
Total			$1,209	$356	($18)	$58	$1,605

Disclosure of inputs used to value warrant investments
The inputs used to value the warrant investments as of December 31, 2019 are as follows:

Input	Bonterra Resources Inc.	Novo Resources Corp.
Closing share price (C$)	$2.25	$3.81
Exercise price (C$)	$3.10	$6.00
Remaining life of the warrants (years)	1.64	0.68
Volatility	56.61%	49.57%
Risk-free interest rate	1.69%	1.69%
Barrier (C$)	—	$12.00
Rebate (C$)	—	$6.00